Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	16.29
Total Transaction Valuation	117,989.00
Total Offset Amount	0.00
Net Fee	$ 16.29